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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Parametric Risk Advisors, LLC
Address: 274 Riverside Avenue
         Westport, CT 06880

Form 13F File Number;

The instructional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brad Berggren
Title: Chief Compliance Officer
Phone: 203-227-1700

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

/S/ Brad Berggren                   Westport, CT                    October 22, 2007
------------------  ----------------------------------------------  ----------------
   [Signature]                     [City, State]                         [Date]
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Report Type (Check only one.)

[x] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                      1
Form 13F Information Table Entry Total:         7,583,836
Form 13F Information Table Value Total:       372,435,811
                                               (thousands)

List of Other Included Managers:

No.       Form 13F File Number                          Name
--- ---------------------------------  ---------------------------------------
 1                                       William & Flora Hewlett Foundation

Other Managers Reporting for this Manager:

No.       Form 13F File Number                          Name
--- ---------------------------------  ---------------------------------------

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
                                                                                                            Voting Authority
                                                                  Shares/Prn        Investment  Other   ------------------------
Name of Issuer               Title of Class  CUSIP   Market Value   Amount   Sh/Prn Discretion Managers Sole Shared     None
--------------               -------------- -------- ------------ ---------- ------ ---------- -------- ---- ------ ------------
AGILENT TECHNOLOGIES INC     COMMON SHARES  00846U10    92200000    2000000    Sh     SHARED      1                 2,500,000.00
AUTOMATIC DATA PROCESSING    COMMON SHARES  05301510     1469760      32000    Sh     SOLE                             32,000.00
AEGON N.V.-NY REG SHR        COMMON SHARES  00792410       74217       3900    Sh     SOLE                              3,900.00
AMERICAN INTERNATIONAL GROUP COMMON SHARES  02687410     5161019      76290    Sh     SOLE                             76,290.00
BOEING CO                    COMMON SHARES  09702310      146986       1400    Sh     SOLE                              1,400.00
BANK OF AMERICA CORP         COMMON SHARES  06050510       85459       1700    Sh     SOLE                              1,700.00
BEAR STEARNS COMPANIES INC   COMMON SHARES  07390210     1228100      10000    Sh     SOLE                             10,000.00
ANHEUSER-BUSCH COS INC.      COMMON SHARES  03522910       99980       2000    Sh     SOLE                              2,000.00
CARDINAL HEALTH INC          COMMON SHARES  14149Y10       87542       1400    Sh     SOLE                              1,400.00
COLGATE- PALMOLIVE CO        COMMON SHARES  19416210      244128       3423    Sh     SOLE                              3,423.00
CLOROX COMPANY               COMMON SHARES  18905410       91485       1500    Sh     SOLE                              1,500.00
COMCAST CORP- SPECIAL CL A   COMMON SHARES  20030N20    14375940     600000    Sh     SOLE                            600,000.00
CAMPBELL SOUP CO             COMMON SHARES  13442910      222518       6014    Sh     SOLE                              6,014.00
EMERSON ELECTRIC CO          COMMON SHARES  29101110     2128800      40000    Sh     SOLE                             40,000.00
ENERGIZER HOLDINGS INC       COMMON SHARES  29266R10      144105       1300    Sh     SOLE                              1,300.00
FIFTH THIRD BANCORP          COMMON SHARES  31677310       81312       2400    Sh     SOLE                              2,400.00
FANNIE MAE                   COMMON SHARES  31358610      197268       3244    Sh     SOLE                              3,244.00
GENERAL ELECTRIC CO          COMMON SHARES  36960410     3455658      83470    Sh     SOLE                             83,470.00
GOLDMAN SACHS GROUP INC      COMMON SHARES  38141G10      325110       1500    Sh     SOLE                              1,500.00
HOME DEPOT INC               COMMON SHARES  43707610       81100       2500    Sh     SOLE                              2,500.00
HARRAH'S ENTERTAINMENT INC   COMMON SHARES  41361910      226018       2600    Sh     SOLE                              2,600.00
HJ HEINZ CO                  COMMON SHARES  42307410      218110       4721    Sh     SOLE                              4,721.00
HONEYWELL INTERNATIONAL INC  COMMON SHARES  43851610      148675       2500    Sh     SOLE                              2,500.00
HEWLETT- PACKARD CO          COMMON SHARES  42823610   176271537    3540300    Sh     SHARED      1                 3,540,300.00
HOSPIRA INC                  COMMON SHARES  44106010       95335       2300    Sh     SOLE                              2,300.00
ISHARES S&P MIDCAP 400/GRWTH COMMON SHARES  46428760    11556954     127800    Sh     SOLE                            127,800.00
ISHARES S&P SMALLCAP 600     COMMON SHARES  46428780     9479025     135900    Sh     SOLE                            135,900.00
ISHARES RUSSELL 1000 GROWTH  COMMON SHARES  46428761    15457192     250400    Sh     SOLE                            250,400.00
ISHARES RUSSELL 2000         COMMON SHARES  46428765     2401200      30000    Sh     SOLE                             30,000.00
JOHNSON & JOHNSON            COMMON SHARES  47816010     2181240      33200    Sh     SOLE                             33,200.00
JPMORGAN CHASE & CO          COMMON SHARES  46625H10      310705       6781    Sh     SOLE                              6,781.00
KING PHARMACEUTICALS INC     COMMON SHARES  49558210       63288       5400    Sh     SOLE                              5,400.00
MCDONALD'S CORP              COMMON SHARES  58013510     2396680      44000    Sh     SOLE                             44,000.00
MEDTRONIC INC                COMMON SHARES  58505510      112820       2000    Sh     SOLE                              2,000.00
3M CO                        COMMON SHARES  88579Y10     1684440      18000    Sh     SOLE                             18,000.00
MONSANTO CO                  COMMON SHARES  61166W10      279084       3255    Sh     SOLE                              3,255.00
MICROSOFT CORP               COMMON SHARES  59491810     5856648     198800    Sh     SOLE                            198,800.00
NEWMONT MINING CORP          COMMON SHARES  65163910      893213      19969    Sh     SOLE                             19,969.00
NORTHROP GRUMMAN CORP        COMMON SHARES  66680710       85800       1100    Sh     SOLE                              1,100.00
NORFOLK SOUTHERN CORP        COMMON SHARES  65584410     1256222      24200    Sh     SOLE                             24,200.00
PEPSICO INC                  COMMON SHARES  71344810      109890       1500    Sh     SOLE                              1,500.00
PFIZER INC                   COMMON SHARES  71708110     1511460      61869    Sh     SOLE                             48,000.00
PROCTER & GAMBLE CO          COMMON SHARES  74271810     3291912      46800    Sh     SOLE                             46,800.00
ROYAL DUTCH SHELL PLC-ADR    COMMON SHARES  78025920     2629760      32000    Sh     SOLE                             32,000.00
SPDR TRUST SERIES 1          COMMON SHARES  78462F10     7506936      49200    Sh     SOLE                             49,200.00
TEXAS INSTRUMENTS INC        COMMON SHARES  88250810      226858       6200    Sh     SOLE                              6,200.00
WACHOVIA CORP                COMMON SHARES  92990310       50150       1000    Sh     SOLE                              1,000.00
ENERGY SELECT SECTOR SPDR    COMMON SHARES  81369Y50     4153644      55000    Sh     SOLE                             55,000.00
YAHOO! INC                   COMMON SHARES  98433210       80528       3000    Sh     SOLE                              3,000.00
Totals                                               372,435,811  7,583,836
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